Taxation - Schedule of Current and Deferred Portions of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Current income tax (benefits)/expenses	$ 4,450	$ 53	$ 183
Deferred income tax expenses	(382)	(178)	966
Income tax (benefits)/expenses	$ 4,068	$ (125)	$ 1,149